Maturities of Securities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale, Amortized Cost
Due less than one year	$ 20,176,713
Due after one year through five years	59,218,198
Due after five years through ten years	34,799,243
Due greater than ten years	15,686,651
Mortgage-backed securities	114,990,863
Total	244,871,668	$ 238,083,041
Available-for-sale, Estimated Fair Value
Due less than one year	20,216,901
Due after one year through five years	59,428,805
Due after five years through ten years	35,262,252
Due greater than ten years	14,009,053
Mortgage-backed securities	114,288,952
Total	243,205,963	239,732,426
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	6,000,000
Due greater than ten years	0
Mortgage-backed securities	0
Total	6,000,000	7,092,120
Held-to-maturity, Estimated Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	7,393,828
Due greater than ten years	0
Mortgage-backed securities	0
Total	$ 7,393,828	$ 8,547,832